Allowance for Credit Losses - Summary of Expected Credit Allowance Activity (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance		$ 28,468
Credit loss expense		16,157	$ 6,415
Recoveries		1,105
Write-Offs		(11,645)
Other	[1]	(148)
Ending balance		33,937
Accounts Receivable, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance		9,499
Credit loss expense		14,385
Recoveries		267
Write-Offs		(9,629)
Other	[1]	(14)
Ending balance		14,508
Settlement Receivables, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	[2]	4,524
Credit loss expense		1,307
Recoveries		838
Write-Offs		(2,016)
Other	[1]	(124)
Ending balance	[2]	4,529
Financial Guarantee Contracts and Other
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance		14,445
Credit loss expense		465
Recoveries		0
Write-Offs
Other	[1]	(10)
Ending balance		$ 14,900

[1]	Other mainly relates to the impact of foreign exchange.
[2]	Recoveries / (losses) from freestanding credit enhancements related to Settlement receivables, net, were $160 and $403 for the three months ended March 31, 2026 and 2025, respectively. Recoveries from freestanding credit enhancements related to Settlement receivables, net are recorded separately from expected credit losses in "Selling, general and administrative" in the unaudited condensed consolidated statement of comprehensive (loss) / income.